Description of Organization and Business Operations - Additional Information (Detail) - USD ($)			2 Months Ended	3 Months Ended	5 Months Ended	8 Months Ended
	May 04, 2022	May 04, 2020	Jun. 30, 2020	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2020
Class of Stock [Line Items]
Proceeds received from initial public offering, net of underwriting commission		$ 345,000,000
Offering costs incurred		19,800,000
Deferred underwriting commissions		12,100,000
Proceeds received from private placement		$ 8,900,000			$ 8,900,000	$ 8,900,000
Investment securities maturity period		185 days
Cash			$ 1,430,152	$ 909,007	1,430,152	909,007
Minimum percentage of fair market value of business acquisition to assets in trust account		80.00%
Minimum percentage of outstanding voting securities to be acquired for completion of business combination		50.00%
Minimum net tangible assets to complete business combination			$ 5,000,001	$ 5,000,001	$ 5,000,001	$ 5,000,001
Percentage of public shares required to repurchase if business combination is not completed within specific period			100.00%	100.00%	100.00%	100.00%
Number of fractional warrants be issued (in warrants)			0	0	0	0
Interest income				$ 31,946	$ 36,875	$ 68,821
Dissolution expenses					100,000
Working capital			$ 809,216		$ 809,216
Working capital deficiency				$ 2,300,000		$ 2,300,000
Subsequent Event
Class of Stock [Line Items]
Percentage of public shares required to repurchase if business combination is not completed within specific period	100.00%
Period from closing of public offering to complete business combination	24 months
Interest to pay dissolution expenses, maximum	$ 100,000
IPO
Class of Stock [Line Items]
Stock issued during period, new issues (in shares)		34,500,000
Shares issued (in usd per share)		$ 10.00
Initial redemption price per share (in usd per share)		$ 10.00	$ 10.00
IPO | Subsequent Event
Class of Stock [Line Items]
Initial redemption price per share (in usd per share)	$ 10.00
Over-Allotment Option
Class of Stock [Line Items]
Stock issued during period, new issues (in shares)		4,500,000
Private Placement
Class of Stock [Line Items]
Class of warrant or right, number of securities called by warrants (per warrant)		5,933,333
Price paid per share (in usd per share)		$ 1.50
Common Class A
Class of Stock [Line Items]
Percentage of aggregate common shares that may be redeemed without prior consent			15.00%	15.00%	15.00%	15.00%